Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses And Other Current Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses and Other Current Liabilities.
Advertising and promotional expenses	¥ 25,196	¥ 33,048
Professional service fees	11,759	5,237
Payable for property, equipment and leasehold improvement, net	329	871
Payable for share repurchase program	949
Payable for remuneration fee of ADR program	3,517
Accrued sales rebates for advertising business	467	1,360
Provision for litigation contingencies	2,403	3,156
Others	3,890	3,950
Total	¥ 48,510	¥ 47,622